SHORT-TERM BANK CREDIT AND CREDIT LINES (Schedule of Credit Lines) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
SHORT-TERM BANK CREDIT AND CREDIT LINES [Abstract]
Short-term bank credit	$ 2,571	$ 5,764
Long-term bank credit	1,875	2,381
Bank guarantees	4,111	4,759
Total bank credit	8,557	12,904
Unutilized credit lines	19,406	19,417
Total authorized credit lines	$ 27,963	$ 32,321